Unit activity (Details)			1 Months Ended	12 Months Ended
	Nov. 10, 2021 shares	May 27, 2021 shares	Oct. 31, 2021 shares	Dec. 31, 2021 shares	Sep. 07, 2021 shares
General Partner Unit [Member]
Limited Partners' Capital Account [Line Items]
Units, Beginning balance				615,117
Issue of Units				25,161
Units, Ending balance				640,278
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Units, Beginning balance				32,694,094
Conversion of Units				215,292
IDR elimination				673,080	673,080
Issue of Units			41,940
Conversion of unit				84,135
Units, Ending balance				33,708,541
Common Units [Member] | ATM October 25 2021
Limited Partners' Capital Account [Line Items]
Issue of Units				10,902
Common Units [Member] | ATM October 26 2021
Limited Partners' Capital Account [Line Items]
Issue of Units				31,038
Class B Units
Limited Partners' Capital Account [Line Items]
Conversion of Units	84,135
IDR elimination				673,080	673,080
Conversion of unit				(84,135)
Units, Ending balance				588,945
Series A Convertible Preferred Units
Limited Partners' Capital Account [Line Items]
Conversion of Units				(208,334)
Convertible Preferred Units, Beginning balance				3,750,000
Convertible Preferred Units, End balance				3,541,666
Tortoise Direct Opportunities Fund LP | Common Units [Member]
Limited Partners' Capital Account [Line Items]
Conversion of Units		215,292
Conversion rate		1.0334
Tortoise Direct Opportunities Fund LP | Series A Convertible Preferred Units
Limited Partners' Capital Account [Line Items]
Conversion of Units		208,334
Issue of Units		208,333
Shares held		416,677